Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2012
Registrant Name	HARRIS ASSOCIATES INVESTMENT TRUST
Central Index Key	0000872323
Amendment Flag	false
Document Creation Date	Jan. 28, 2013
Document Effective Date	Jan. 28, 2013
Prospectus Date	Jan. 28, 2013
Oakmark Fund | Oakmark Fund | Class I
Risk/Return:
Trading Symbol	OAKMX
Oakmark Fund | Oakmark Fund | Class II
Risk/Return:
Trading Symbol	OARMX
Oakmark Select | Oakmark Select | Class I
Risk/Return:
Trading Symbol	OAKLX
Oakmark Select | Oakmark Select | Class II
Risk/Return:
Trading Symbol	OARLX
Oakmark Equity and Income | Oakmark Equity and Income | Class I
Risk/Return:
Trading Symbol	OAKBX
Oakmark Equity and Income | Oakmark Equity and Income | Class II
Risk/Return:
Trading Symbol	OARBX
Oakmark Global | Oakmark Global | Class I
Risk/Return:
Trading Symbol	OAKGX
Oakmark Global | Oakmark Global | Class II
Risk/Return:
Trading Symbol	OARGX
Oakmark Global Select | Oakmark Global Select | Class I
Risk/Return:
Trading Symbol	OAKWX
Oakmark Global Select | Oakmark Global Select | Class II
Risk/Return:
Trading Symbol	OARWX
Oakmark International | Oakmark International | Class I
Risk/Return:
Trading Symbol	OAKIX
Oakmark International | Oakmark International | Class II
Risk/Return:
Trading Symbol	OARIX
Oakmark International Small Cap | Oakmark International Small Cap | Class I
Risk/Return:
Trading Symbol	OAKEX
Oakmark International Small Cap | Oakmark International Small Cap | Class II
Risk/Return:
Trading Symbol	OAREX